Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 462.5	$ 432.1
Variable rate product commitments	80.00%	82.00%
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 4.6	$ 3.5
Off balance sheet instrument term	12 months